LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table presents the shares used in the basic and diluted loss per common share computations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Numerator:
Net loss available in basic and diluted calculation	$(1,735,954)	$(1,175,535)	$(3,352,949)	$(3,277,061)
Denominator:
Weighted average common shares outstanding-basic	222,620,910	121,267,500	221,922,352	111,045,552
Effect of diluted stock options and warrants(1)	—	—	—	—
Weighted average common shares outstanding-basic	222,620,910	121,267,500	221,922,352	111,045,552
Loss per common share-basic and diluted	$(0.01)	$(0.01)	$(0.02)	$(0.03)

(1)
The number of shares underlying options and warrants outstanding as of June 30, 2014 and June 30, 2013 are 63,588,581 and 84,320,276 respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

The following table presents the shares used in the basic and diluted loss per common share computations:

	Year Ended December 31,		From April 23, 2002 (Inception) To December 31, 2013
	2013	2012
Numerator:
Net loss available in basic and diluted calculation	$(9,406,304)	$(7,422,155)	$(28,697,415)
Denominator:
Weighted average common shares outstanding-basic	151,958,618	69,587,814	18,952,512
Effect of dilutive stock options and warrants(1)	—	—	—
Weighted average common shares outstanding-diluted	151,958,618	69,587,814	18,952,512
Loss per common share-basic and diluted	$(0.06)	$(0.11)	$(1.51)

(1)
The number of shares underlying options and warrants outstanding as of December 31, 2013 and December 31, 2012 are 63,583,227 and 47,795,702, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.